Restricted Net Assets - Schedule of Condensed Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (932,621)	$ 953,560	$ 2,022,152
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in subsidiaries	932,621	(953,560)	(2,022,152)
NET CASH USED IN OPERATING ACTIVITIES
NET CASH PROVIDED BY INVESTING ACTIVITIES
NET CASH PROVIDED BYFINANCING ACTIVITIES
NET INCREASE IN CASH
CASH – beginning of year
CASH – end of year